PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
PRINCIPAL ACCOUNTING POLICIES
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements reflect the accounts of the Company and all of its subsidiaries in which a controlling interest is maintained. All inter-company balances and transactions have been eliminated in consolidation.

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Consolidation

The Group consolidates entities in which it has a controlling financial interest in accordance with either the variable interest entity model (the “VIE model”) or the voting interest model (the “VOE model”) under Accounting Standard Codification (“ASC”) 810, Consolidations.

The Group is required to first evaluate whether it holds a variable interest in an entity, and if so, whether the entity qualifies as a variable interest entity (“VIE”). An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of the equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the entity’s expected losses or right to receive the entity’s expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.

Under the VIE model, limited partnerships are considered VIE unless the limited partners hold substantive kick-out or participating rights over the general partner. The Group consolidates a VIE when it determines that it is the primary beneficiary. Generally, the primary beneficiary of a VIE is a reporting entity that has (a) the power to direct the activities that most significantly affect the VIE’s economic performance, and (b) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

If the Group determines that it does not hold a variable interest in an entity, it then applies the VOE model. Under the VOE model, the Group consolidates an entity when it holds a majority voting interest.

The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting (see Note 8 – Investments and Put Right Liabilities).

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used when accounting for amounts recorded in connection with acquisitions, including initial fair value determinations of assets and liabilities as well as subsequent fair value measurements. Additionally, estimates are used in determining items such as fair value measurements of investments in available-for-sale debt securities, investments in equity securities, redeemable non-controlling interests, put right liabilities, impairment of other receivables, long-lived assets, useful lives of property, equipment and software, recognition of right-of-use assets and lease liabilities, accrued research and development expenses, cost-to-cost measure of progress for over time performance obligations, variable consideration in collaboration revenue arrangements, valuation of share-based compensation arrangements, deferred tax assets valuation allowances and provision for ongoing litigation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Fair value measurements

The Group’s financial assets and liabilities are primarily comprised of cash and cash equivalents, short-term investments, investments in available-for-sale debt securities, investments in equity securities, other receivables, accruals and other payables, and other non-current liabilities. As of December 31, 2025 and 2024, except for investments in available-for-sale debt securities and investments in equity securities, the carrying values of these financial assets and liabilities approximated their fair values because of their generally short maturities. The Group measures investments in available-for-sale debt securities and investments in equity securities at fair value at each balance sheet date. Changes in fair value of the investments in equity securities are recognized in other income(expense), net in the consolidated statements of comprehensive loss. Changes in fair value of investments in available-for-sale debt securities were recorded as a component of accumulated other comprehensive loss.

The Group measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the Group’s management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s best estimate of assumptions that market participants would use in pricing the asset. The Group’s management develops these inputs based on the best information available, including their own data.

Foreign currency translation

Effective April 2, 2024, the Group changed its reporting currency from Chinese Renminbi (“RMB”) to United States Dollar (“U.S. Dollar”). The change was made to align the reporting currency with the underlying operations of the Group as the majority of its expenses, assets, liabilities and shareholders' equity were denominated in the U.S. Dollar upon the completion of its Greater China assets and business operations divestiture on April 2, 2024. The U.S. Dollar is the functional currency of the Group’s entities incorporated in the Cayman Islands, the United States of America (“U.S.”) and Hong Kong, and the RMB is the functional currency of the Group’s People’s Republic of China (“PRC”) subsidiaries.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in other than the functional currencies are translated at the balance sheet date exchange rate. The resulting exchange differences are recorded in foreign currency translation adjustments in the consolidated statements of comprehensive loss.

The consolidated financial statements of the Group are translated from the functional currency to the reporting currency, U.S. Dollar. Assets and liabilities of the Company’s subsidiaries are translated into U.S. Dollar using the exchange rate in effect at each balance sheet date. Income and expenses are translated at the average exchange rates prevailing for the year. Foreign currency translation adjustments arising from these are reflected in the accumulated other comprehensive loss.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdrawal and use. The Group considers all highly liquid investments with an original maturity date of three months or less at the date of purchase to be cash equivalents.

Short-term investments

Short-term investments represent certificates of deposits held in commercial banks with a fixed interest rate over three months and within one year. The certificates of deposits are accounted for as held-to-maturity investments carried at amortized cost.

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Laboratory equipment	3 to 10 years
Computer hardware	1 to 5 years
Software	1 to 5 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or lease term

The Group recognizes the gain or loss on the disposal of property, equipment and software in the consolidated statements of comprehensive loss.

Deferred offering costs

Incremental costs directly attributable to an equity offering are recorded as an asset on the Group’s consolidated balance sheets when incurred. Upon the successful completion of the offering, these deferred offering fees are reclassified to additional paid-in capital as a reduction of the proceeds. If the Group determines the associated equity offering will not be completed, the deferred offering fees are expensed in the period such determination is made.

Impairment of long-lived assets

Long-lived assets, such as property, plant, and software subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. For the year ended December 31, 2024, the Group recognized $1.2 million of impairment related to long-lived assets held for sale. There was no impairment of the value of the Group’s long-lived assets for the years ended December 31, 2025 and 2023.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Group allocates the cost of an acquired entity to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition. The excess of the purchase price for acquisitions over the fair value of the net assets acquired, including other intangible assets, is recorded as goodwill. Goodwill is not amortized, but impairment of goodwill is tested on at least an annual basis or whenever events or changes in circumstances indicate that the carrying value of the reporting unit may exceeds its fair value.

The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying amount, including goodwill. The qualitative assessment includes the Group’s evaluation of relevant events and circumstances affecting the Group’s single reporting unit, including macroeconomic, industry, market conditions and the Group’s overall financial performance. If qualitative factors indicate that it is more likely than not that the Group’s reporting unit’s fair value is less than its carrying amount, then the Group will perform the quantitative impairment test by comparing the reporting unit’s carrying amount, including goodwill, to its fair value. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess. For the year ended December 31, 2023, as a result of the impairment assessment, the Group identified that the carrying amount of the Group's single reporting unit had exceeded its fair value, and therefore recognized goodwill impairment of $23.0 million. The Group did not recognize any goodwill impairment for the years ended December 31, 2025 and 2024.

Long-term investments

Equity securities

The Group accounts for investments in equity securities at fair value in accordance with ASC 321, Investments—Equity Securities. Equity securities with readily determinable fair values are measured at fair value, with changes in fair value recognized in other income (expense), net in the consolidated statements of comprehensive loss. For securities without readily determinable fair values, the Group may elect the measurement alternative method under ASC 321, and has elected this alternative to measure the ordinary shares held in TJ Biopharma. Such investments are measured at cost adjusted for impairment, if any, and for observable price changes resulting from orderly transactions for the identical or similar investment of the same issuer. The Group evaluates these investments for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Any impairment losses or adjustments resulting from observable price changes are recognized in other income (expense), net in the consolidated statements of comprehensive loss. The Group periodically reassess whether equity securities qualify for the measurement alternative, including whether a readily determinable fair value has become available.

Available-for-sale debt securities

The Group had investments in contingently redeemable preferred shares of an investee that feature redemption rights upon a future liquidity event by a specified date that were not within the control of the investor or the issuer of the preferred shares. The investments were accounted for as an available-for-sale debt securities in accordance with ASC 320, Investments—Debt Securities. The investments were reported at fair value with the related unrealized gains and losses included as a component of accumulated other comprehensive loss. For investments in an unrealized loss position, the Group assess whether it intends to sell the security or will more likely than not be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security's amortized cost basis is written down to fair value and the impairment is recognized in other income (expense), net in the consolidated statements of comprehensive loss. If the security does not meet the aforementioned intent or requirement to sell criteria, the Group evaluates whether the decline in fair value is due to credit-related factors. Any impairment due to credit-related losses are recorded as an allowance for credit losses and are included in other income (expense), net in the consolidated statements of comprehensive loss.

Equity method investments

Prior to the divestiture of its Greater China assets and business operations, the Group held an equity investment in an affiliate in which it did not have a controlling financial interest, but had the ability to exercise significant influence over the operating and financial policies of the investee. Accordingly, the investment was accounted for using the equity method of accounting in accordance with ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially recorded its investments at fair value and subsequently adjusted the carrying amount to recognize its proportionate share of the equity investee’s net income or loss after the date of investment. When the liquidation rights and priorities as defined by an equity investment agreement differ from what is reflected by the underlying percentage ownership interests, applying the percentage ownership interest to U.S. GAAP net income in order to determine earnings or losses does not accurately represent the income allocation and cash flow distributions that will ultimately be received by the investors. As such, for such investments, the Group applied the Hypothetical Liquidation at Book Value (“HLBV”) method to allocate earnings or losses. The HLBV method is a balance sheet approach under which a calculation is prepared at each balance sheet date to determine the amount that the Group would receive if an equity investee were to liquidate all of its assets (as valued in accordance with U.S. GAAP) and distribute that cash to the investors based on the contractually defined liquidation priorities. The Group’s share of earnings or losses for the period is the difference between the calculated liquidation distribution amounts at the beginning and the end of the reporting period, adjusting for capital contributions and distributions.

With respect to the share-based compensation awarded by an equity method investee to its own employees, the Group recognized its proportionate share of the compensation expense over the vesting period, which was included in the equity in loss of affiliates in the consolidated statements of comprehensive loss. For share-based compensation awarded by the Group to the equity method investee employees that are based on the Group’s stock, when the other investors did not provide proportionate value to the investee or the Group did not receive any consideration, the Group expensed the entire cost associated with the award in the same period the costs were recognized by the investee, to the extent that the Group’s claim on the investee’s book value has not been increased. The expenses recognized by the Group were included in the equity in loss of affiliate in the consolidated statements of comprehensive loss.

The Group discontinued applying the equity method in 2023 when the carrying amount of the investment was reduced to zero by the investee’s losses. The Group evaluated the equity method investment for impairment under ASC 323. An impairment loss on the equity method investments is recognized in losses when the decline in value is determined to be other-than-temporary. No impairment charge was recognized for the year ended December 31, 2023 related to the equity method investments.

For details on the Group’s investments, See Note 8 – Investments and Put Right Liabilities.

Redeemable Noncontrolling Interests

For consolidated subsidiaries that are less than wholly-owned, noncontrolling interests (“NCI”) represent the third-party equity interests in the subsidiaries that are not attributable, directly or indirectly, to the Group. NCI that contain redemption features not solely within the Group’s control are classified as redeemable noncontrolling interests (“redeemable NCI”) and presented outside of permanent equity as mezzanine equity in the consolidated balance sheets.

The Group’s redeemable NCI relate to AffaMed’s investment in shares of Series A preferred stock of Visara. The redeemable NCI is initially recognized at fair value of the assets acquired from AffaMed in exchange for shares of Series A preferred stock. See Note 5 – Asset Acquisitions and Strategic Transactions for a detailed description of the valuation methodology, including significant inputs and assumptions applied by the independent third-party valuation specialist and management’s evaluation of the valuation results. Subsequent to the initial recognition, the carrying amount of the redeemable noncontrolling interests is adjusted for the NCI holder’s share of income or loss using the HLBV method, as the liquidation rights for the Series A preferred stock investors are disproportionate to their relative ownership percentages.

If redemption of the redeemable NCI is not currently probable, no additional adjustments to the carrying amount are required. When redemption becomes probable, the Group accretes the carrying amount of the redeemable NCI to their redemption value from the date redemption becomes probable through the earliest redemption date. At each reporting period, redeemable NCI are measured at the greater of (i) the initial fair value, as adjusted for income or loss attribution, or (ii) the redemption value. As of December 31, 2025, the Group deemed that redemption of the Series A preferred stock was not probable. Accordingly, subsequent measurement of the redeemable NCI during the year ended December 31, 2025 was limited to the net loss attribution under the HLBV method.

For additional information regarding the Group’s redeemable NCI, see Note 5 – Asset Acquisitions and Strategic Transactions.

Asset Acquisitions and Acquired In-Process Research and Development Expenses

The Group evaluates acquisitions under the guidance of ASC 805, Business Combinations, to determine whether a transaction should be accounted for as a business combination or an asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If the screen test is met, the transaction is accounted for as an asset acquisition. In an asset acquisition, the cost of the acquisition is allocated to the identifiable assets acquired and liabilities assumed based on their relative fair values as of the acquisition date, and no goodwill is recognized. Direct transaction costs are recognized as part of the acquisition cost. Intangible assets acquired in an asset acquisition for use in research and development activities that have an alternative future use are capitalized as in-process research and development (“IPR&D”) assets. Acquired IPR&D assets that do not have an alternative future use are expensed immediately as research and development expenses in the consolidated statements of comprehensive loss.

Contingent consideration arrangements in asset acquisitions that do not meet the definition of a derivative are accounted for in accordance with ASC 450, Contingencies, and are recognized when the contingency is resolved and the consideration becomes probable and estimable. Such amounts are recognized as research and development expenses in the period in which the Group becomes obligated to make the contingent milestone payments.

For additional information regarding the Group’s assets acquisitions, see Note 5 – Asset Acquisitions and Strategic Transactions.

Revenue recognition

The Group adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented. Consistent with the criteria of ASC 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to receive in exchange for those goods or services.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. An entity performs the following five steps to account for the arrangements that it determines are within the scope of ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Once a contract is determined to be within the scope of ASC 606 at contract inception, the Group reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. The Group recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied.

Collaboration revenue

At contract inception, the Group analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808, Collaborative Arrangements (“ASC 808”) to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Group first determines if the collaboration is deemed to be within the scope of ASC 808. For any units of account that are reflective of a vendor-customer relationship those units of account are accounted for within the scope of ASC 606. For any units of account that are not accounted for under ASC 606 and therefore accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently.

The Group’s collaborative arrangements may contain more than one unit of account, or performance obligation, such as grant of licenses of intellectual property rights, promises to provide research and development services and other deliverables. The collaborative arrangements do not include a right of return for any deliverable. When multiple units of account or performance obligations are identified within the arrangements, the Group must develop assumptions that require judgment to determine the stand-alone selling price for each performance obligation identified in the contract. In developing the stand-alone selling price for a performance obligation, the Group considers competitor pricing for a similar or identical product, market awareness of and perception of the product, expected product life and current market trends. In general, the consideration allocated to each performance obligation is recognized when the respective obligation is satisfied either by delivering a good or providing a service, limited to the consideration that is not constrained.

Licenses of Intellectual Property: Upfront, non-refundable payments for licensing the Group’s intellectual property are evaluated to determine if the license is distinct from the other performance obligations identified in the arrangement. For a license that is determined to be distinct, the Group recognizes revenues in the amount of upfront, non-refundable fees allocated to the license at a point in time, whereupon the license is transferred to the licensee and the licensee is able to use and benefit from the license.

Research and Development Services: The portion of the transaction price allocated to the performance obligations of research and development services is deferred and recognized as revenue over time as delivery or performance of such services is provided to the Group’s customers.

Milestone Payments: At the inception of each arrangement that includes development, commercialization, and regulatory milestone payments, the Group (i) evaluates whether the achievement of milestones are considered probable and to the extent that a significant reversal of cumulative revenue would not occur in future periods, and (ii) estimates the amount to be included in the transaction price using the most likely amount method. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Group re-evaluates the probability of achieving such development milestones and any related constraint and, if necessary, adjusts the estimate of the overall transaction price. Any resulting adjustment is recorded on a cumulative catch-up basis, which would affect the Group’s reported revenues and earnings in the period of the adjustment.

Royalties: For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and the license is deemed to be the predominant item to which the sales-based royalties or milestone payments relate, the Group recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Contract assets and liabilities

Contract assets primarily represent revenue earnings over time that are not yet billable based on the terms of the contracts.

Contract liabilities consist of fees invoiced or paid by the Group’s customers for which the associated performance obligations have not been satisfied and revenue has not been recognized based on the Group’s revenue recognition criteria described above.

Contract assets and contract liabilities are reported in a net position on an individual contract basis at the end of each reporting period. Contract assets are classified as current in the consolidated balance sheet when the Group expects to complete the related performance obligations and invoice the customers within one year of the balance sheet date, and as long-term when the Group expects to complete the related performance obligations and invoice the customers more than one year out from the balance sheet date. Contract liabilities are classified as current in the consolidated balance sheet when the revenue recognition associated with the related customer payments and invoicing is expected to occur within one year of the balance sheet date and as long-term when the revenue recognition associated with the related customer payments and invoicing is expected to occur in more than one year from the balance sheet date.

Cost-to-cost measure of progress for over time performance obligations

Under certain licensing and collaboration arrangements entered into with a business partner, the Group recognizes revenue using the cost-to-cost measure. Under the cost-to-cost measure of progress method, the extent of progress towards completion is measured based on the ratio of costs incurred to-date to the total estimated costs for completion of the performance obligations. The Group generally uses a cost-to-cost measure of progress because it best depicts the transfer of benefits to a licensee. The Group applies significant judgment in estimating the total costs for completion of performance obligations under such licensing and collaboration arrangements.

Research and development expenses

Elements of research and development expenses primarily include (i) salaries and related benefit costs, including share-based compensation, for personnel engaged in research and development activities, (ii) fees and other costs associated with the exclusive development rights of the Group’s in-licensed drug candidates, (iii) fees for services provided by contract research organizations (“CROs”), investigators and clinical trial sites that conduct the Group’s clinical studies, (iv) expenses relating to the development of the Group’s drug candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses, and (v) other research and development expenses. Research and development expenses are recognized in expenses as incurred when these expenditures are used for the Group’s research and development activities and have no alternative future uses.

The Group applies judgment in estimating the progress of its research and development activities and completion of or likelihood of achieving milestone events per underlying agreements when estimating the research and development costs to be accrued at each reporting period end. The process of estimating its research and development expenses involves reviewing open contracts and purchase orders, communicating with personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated costs incurred for the services when the Group has not yet been invoiced or otherwise notified of the actual costs.

The Group has acquired rights to develop and commercialize product candidates. Upfront payments that relate to the acquisition of a new drug candidate, as well as pre-commercial milestone payments, are immediately expensed as acquired, IPR&D expenditures in the period in which they are incurred, provided that the new drug candidate does not also include processes or activities that would constitute a “business” as defined under U.S. GAAP, the drug has not achieved regulatory approval for marketing and, absent obtaining such approval, has no established alternative future use. Milestone payments made to third parties subsequent to regulatory approval are capitalized as intangible assets and amortized over the estimated remaining useful life of the related drug candidate. All development expenditures are recognized in profit or loss when incurred, as long as the conditions enabling capitalization of development expenses as an asset have not yet been met.

Leases

In accordance with ASC 842, Leases (“ASC 842”) adopted on January 1, 2019, the Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Group’s consolidated balance sheets. The Group does not have any finance leases.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and do not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under the current accounting standards as components of comprehensive loss be reported in a financial statement and be displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss, foreign currency translation adjustments and unrealized gains and losses on investment in available-for-sale debt securities, which are presented in the consolidated statements of comprehensive loss.

Share-based compensation

The Group grants restricted shares (“RSUs”) and stock options to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation.

Employees’ share-based compensation awards, if equity-classified, are measured at the grant date fair value of the awards and are recognized as expenses over the requisite period of the award, which is generally the vesting term of share-based payment awards. Share-based compensation expense are allocated between research and development and administrative expenses in the consolidated statements of comprehensive loss.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation expense of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period when the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation expense and the remaining unrecognized compensation expense for the original awards over the remaining requisite service period after modification.

The Group generally estimates the fair value of stock option awards granted using the Black-Scholes Option Pricing Model (“BSOPM”) and a single option award approach. In certain cases and depending upon the nature of any given award and prevailing best practices for such awards, the Group may employ Monte Carlo simulation or a Binomial Option Pricing Model (“BOPM”). These models require various significant judgmental assumptions in order to derive a fair value determination for each type of award, including the expected term, expected volatility, time to maturity, exercise multiple, expected dividend yield, and risk-free interest rate. The Group gives consideration to the historical volatilities of the Group and of similar entities, when estimating the forward-looking volatility of its Ordinary Share Equivalent price. Ordinary Share Equivalent refers to the number of ordinary shares into which an option, RSU, or other equity-based instrument would convert at the election of the holder on a proportional basis, considering the ratio of ADS to ordinary shares. The Group’s ADSs are publicly traded, whereas the Group’s ordinary shares are not. The valuation of stock options, RSUs, or other equity-based instruments is based on the implied ordinary share price, derived from the market price of ADSs, adjusted for the ADS-to-ordinary-share conversion ratio and any applicable differences in liquidity, marketability, or other relevant factors. Expected volatility is derived from a combination of the historical volatilities of the Group and select publicly traded peers for a period consistent with the underlying instrument’s expected term. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The expected exercise multiple is estimated as the average ratio of the stock price to the exercise price when employees decide to voluntarily exercise their vested options. As the Group did not have sufficient information of past employee exercise history, the expected exercise multiple used in the Binomial Option Pricing Model for the 2023 grants was estimated by referencing to a widely-accepted academic research publication. The risk-free interest rate is based on the yield curve of a zero-coupon, U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. Dividend yields are based on the Group’s history and expected future actions. The Group has historically not paid dividends and has no foreseeable plans to pay dividends. All grants of stock options generally have an exercise price equal to or greater than the fair market value of the Group’s Ordinary Share Equivalent on the date of grant.

The Group has elected to recognize forfeitures of share-based compensation awards in the period the forfeiture occurs.

Income taxes

The Group accounts for income taxes under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the enacted tax rates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded if it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future.

The Group evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Group recognizes in the financial statements the benefit of a tax position which is “more likely than not” to be sustained under examination based solely on the technical merits of the position assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Group’s policy to recognize interest and penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

Segment information

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Group's chief operating decision maker (the “CODM”) in deciding how to allocate resources and assessing performance. The Group’s CODM is the Chief Executive Officer. The Group has determined that it operates in two distinct operating segments and has two reportable segments. For additional information regarding the Group’s segments, see Note 3 – Segments.

Loss per share

The Group presents basic and diluted loss per share and is reported separately for continuing operations and discontinued operations. Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Net loss attributable to ordinary shares reflect consolidated net loss adjusted for net loss attributable to noncontrolling interests. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method and shares issuable upon the issuance of ordinary shares for restricted shares units using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

The Group uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive for purposes of reporting loss per share for discontinued operations.

Recent accounting pronouncements

Adopted in current reporting period

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The standard requires disaggregation of the effective rate reconciliation into standard categories, enhances disclosure of income taxes paid, and modifies other income tax-related disclosures. The standard is effective for the Group for annual periods beginning after December 15, 2024, with early adoption permitted. The Group adopted ASC 2023-09 on a prospective basis and implemented the applicable disclosure requirements for the year ended December 31, 2025. Adoption of ASU 2023-09 only impacted the Group’s footnote disclosures with no impact to its operations, cash flows, or financial conditions. See Note 10 – Income Taxes for related disclosures.

To be adopted in future periods

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The standard requires entities to disaggregate operating expenses into specific categories, such as employee compensation, depreciation, and amortization, to provide enhanced transparency into the nature and function of expenses. The standard is effective for annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 is currently not expected to have a material impact on the Group’s consolidated financial statements.